Pre-IPO Preferred Shares	12 Months Ended
Dec. 31, 2018
Pre-IPO Preferred Shares
Pre-IPO Preferred Shares

20. Pre-IPO Preferred Shares

The Pre-IPO Series Seed-A-1, A-2, B, C and Series A-1, and A-2 Preferred Shares are collectively referred to as the “Pre- IPO Preferred Shares”.

The major rights, preferences and privileges of the Pre-IPO Preferred Shares are as follows:

Conversion rights

Each of the Pre-IPO Preferred Shares is convertible, at the option of the holder, into the Company's ordinary shares at an initial conversion ratio of 1:1 at any time after the date of issuance of such Pre-IPO Preferred Shares, subject to adjustments in the event of

(i)  share splits, share combinations, share dividends or distribution, other dividends, recapitalizations and similar events, or (ii) issuance of ordinary shares (excluding certain events such as issuance of ordinary shares pursuant to a public offering) at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance.

The Pre-IPO Preferred Shares shall be automatically converted based on the conversion price, into Ordinary Shares upon the earlier of (i) the closing of a QIPO, or (ii) with respect to the Pre-IPO Series Seed A Shares, the vote or written consent of the holders of more than 50% of the then outstanding Pre-IPO Series Seed A Preferred Shares (voting together as a single class), with respect to the Pre-IPO Series Seed B Shares, the vote or written consent of the holders of more than 50% of the then outstanding Pre-IPO Series Seed B Preferred Shares (voting together as a single class), and with respect to the Pre-IPO Series Seed C Shares, the vote or written consent of the holders of more than 50% of the then outstanding Pre-IPO Series Seed C Preferred Shares (voting together as a single class), with respect to the Pre-IPO Series A-1 Shares, the vote or written consent of the holders of more than 50% of the then outstanding Pre-IPO Series A-1 Preferred Shares (voting together as a single class), with respect to the Pre-IPO Series A-2 Shares, the vote or written consent of the holders of more than 50% of the then outstanding Pre-IPO Series A-2 Preferred Shares (voting together as a single class).

Dividend rights

The holders of Pre-IPO Preferred Shares are entitled to receive non-cumulative dividends prior and in preference to any declaration or payment of any dividend on Ordinary Shares carried at the rate of 8% of original issuance price per annum as and when declared by the board of directors.

After payment of such preferential dividends on Preferred Shares during any year, any further dividends or distribution distributed during such year shall be declared and paid ratably on the outstanding Preferred Shares (on an as-converted basis) and the ordinary shares.

No dividends on Preferred Shares and ordinary shares have been declared since the inception through December 31, 2018.

Liquidation preferences

In the event of any liquidation, dissolution or winding up of the Group, either voluntarily or involuntarily, the holders of Preferred Shares have preference over holders of ordinary shares with respect to payment of dividends and distribution of assets.

Upon liquidation, Series A-2 Preferred Shares shall rank senior to Series A-1 Preferred Shares, Series A-1 Preferred Shares shall rank senior to Series Seed-C Preferred Shares, Series Seed C Preferred Shares shall rank senior to Series Seed B Preferred Shares, Series Seed B Preferred Shares shall rank senior to Series Seed A Preferred Shares, and Series Seed A Preferred Shares shall rank senior to ordinary shares.

The holders of Series A-2 Preferred Shares shall be entitled to receive an amount equal to 100% of the Series A-2 Preferred Share issue price with respect to each Series A-2 Preferred Share on an as converted basis, plus all dividends declared and unpaid with respect thereon (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) with respect to each Series A-2 Preferred Share on an as converted basis.

The holders of Series A-1 Preferred Shares shall be entitled to receive an amount equal to 100% of the Series A-1 Preferred Share issue price with respect to each Series A-1 Preferred Share on an as converted basis, plus all dividends declared and unpaid with respect thereon (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) with respect to each Series A-1 Preferred Share on an as converted basis.

The holders of Series Seed-C Preferred Shares shall be entitled to receive an amount equal to 100% of the Series Seed-C Preferred Share deemed issue price with respect to each Series Seed-C Preferred Share on an as-converted basis, plus all dividends declared and unpaid with respect thereon (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) with respect to each Series Seed-C Preferred Share on an as-converted basis.

The holders of Series Seed-B Preferred Shares, shall be entitled to receive an amount equal to 100% of the Series Seed-B Preferred Share deemed issue price with respect to each Series Seed-B Preferred Share on an as-converted basis, plus all dividends declared and unpaid with respect thereon (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) per share, then held by such holder.

The holders of Series Seed-A Preferred Shares, shall be entitled to receive an amount equal to 100% of the Series Seed-A Preferred Share deemed issue price with respect to each Series Seed-A Preferred Share on an as converted basis, plus all dividends declared and unpaid with respect thereon (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) per share, then held by such holder.

After distribution or payment in full of the amount distributable or payable on the Series A-2 Preferred Shares, Series A-1 Preferred Shares, Series Seed C Preferred Shares, Series Seed B Preferred Shares, and Series Seed-A Preferred Shares, the remaining assets of the Company available for distribution to members shall be distributed ratably among the holders of outstanding ordinary shares and the holders of outstanding Preferred Shares in proportion to the number of outstanding ordinary shares held by them (on an as converted basis).

Voting rights

The holder of each ordinary share issued and outstanding has one vote for each ordinary share held and the holder of each Preferred Shares has the number of votes as equals to the number of ordinary shares then issuable upon their conversion into ordinary shares. The holders of the Preferred Shares shall vote together with the holders of ordinary shares on all matters submitted to a vote of the shareholders of the Company and not as a separate class.

Redemption rights

At any time after May 17, 2022 in the event that a qualified initial public offering ("QIPO") has not occurred and the Preferred Shares have not been converted, or for Series Seed A Preferred Shares, Series Seed B Preferred Shares, Series Seed C Preferred Shares, Series A-1 Preferred Shares and Series A-2 Preferred Shares, if requested by the holders of the respective series of Preferred Shares then outstanding, the Group shall redeem all or part of the respective outstanding Preferred Shares in that series. The redemption prices shall be the sum of (i) the Preferred Shares deemed issue price or issue price; (ii) all dividends declared and unpaid; and (iii) annual interest calculated at 8% per annum on the deemed issue price, compounded annually.

The Group accretes changes in the redemption value over the period from the date of original issuance of the Preferred Shares to their respective earliest redemption date using effective interest method. Changes in the redemption value are considered to be changes in accounting estimates. The accretion will be recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges should be recorded by increasing the accumulated deficit.

Accounting of Preferred Shares

The Group records accretion on the Preferred Shares, where applicable, to the redemption value from the original issuance dates to the earliest redemption dates. The accretion of Preferred Shares was RMB65.4 million for the years ended December 31, 2018, respectively. The Preferred Shares are recorded initially at fair value, net of issuance costs.

The Group determined that the embedded conversion features and the redemption features do not require bifurcation as they either are clearly and closely related to the Preferred Shares or do not meet the definition of a derivative.

The Group has determined that there was no embedded beneficial conversion feature attributable to the Preferred Shares. In making this determination, the Group compared the initial effective conversion prices of the Preferred Shares and the fair values of the Group's ordinary shares determined by the Group at the issuance dates.

The Group's preferred shares activities for the years ended December 31, 2018 are summarized below:

	Series Seed-A-1		Series Seed-A-2		Series Seed-B		Series Seed-C		Series A-1		Series A-2		Mezzanine Equity
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Total
	No. of	Amount	No. of	Amount	No. of	Amount	No. of	Amount	No. of	Amount	No. of	Amount	No. of	Total
	shares	in RMB	shares	in RMB	shares	in RMB	shares	in RMB	shares	in RMB	shares	in RMB	shares	Amount
Balances as of December 31, 2017	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Completion of reorganization	2,500,000	2,437	17,678,568	21,975	37,257,705	175,563	42,747,918	497,007	—	—	—	—	100,184,191	696,982
Issuance of Preferred Shares	—	—	—	—	—	—	—	—	25,650,679	267,893	38,829,699	407,444	64,480,378	675,337
Preferred Shares redemption value accretion	—	161	—	1,497	—	11,493	—	32,589	—	7,847	—	11,768	—	65,355
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares	(2,500,000)	(2,598)	(17,678,568)	(23,472)	(37,257,705)	(187,056)	(42,747,918)	(529,596)	(25,650,679)	(275,740)	(38,829,699)	(419,212)	(164,664,569)	(1,437,674)
Balances as of December 31, 2018	—	—	—	—	—	—	—	—	—	—	—	—	—	—

The accretion of the preferred shares presented in the above table is calculated for the period from the date the preferred shares were actually issued upon the completion of the Reorganization to the date these shares were redesignated into ordinary shares upon IPO.

Ordinary Shares

In October 2018, the Company completed its IPO on the NASDAQ Global Select Market. In the offering, 3,725,000 American depositary shares (“ADSs”), representing 26,075,000 Class A Ordinary Shares, were issued and sold to the public at a price of US$11.88 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$40.7 million (RMB280.1 million).

In November 2018, the Company completed its followed offering 483,070 ADS, representing 3,381,490 Class A Ordinary Shares, were issued and sold to the public at a price of US$11.88 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$5.3 million (RMB36.4million).

Immediately prior to the completion of the IPO, the Company adopted a dual-class share structure, consisting of Class A Ordinary Shares and Class B Ordinary Shares, par value US$0.000125 per share. All of the issued and outstanding Pre-IPO Class A Ordinary Shares were automatically re-designated into Class A Ordinary Shares on a one-for-one basis, and all of the issued and outstanding Pre-IPO Preferred Shares were automatically converted and redesignated into Class A Ordinary Shares on a one-for-one basis. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except that the holders of Class A Ordinary Shares are entitled to one vote per share in respect of matters requiring the votes of shareholders, while holders of Class B Ordinary Shares are entitled to fifteen votes per share. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. The Group concluded that the adoption of dual-class share structure did not have a material impact on its consolidated financial statements.